Loans (Summary of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 loan	Sep. 30, 2012 loan
One-to-four-family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts	4	5
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 1,089	$ 1,863
Financing Receivable, Modifications, Post-Modification Recorded Investment	1,170	1,934
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment		72
Financing Receivable, Modifications, Post-Modification Recorded Investment		$ 72